Accounts receivable	12 Months Ended
Dec. 31, 2022
Accounts receivable
Accounts receivable

Note 3 – Accounts receivable

Accounts receivable consist of the following:

	As of December 31,
	2022	2021
Trade accounts receivable	$60,549	$60,065
Other receivables	4,813	5,790
Total trade and other receivables	65,362	65,855
Less: allowance for credit losses	(13,200)	(5,428)
Accounts receivable, net	$52,162	$60,427

Changes in the Company’s allowance for credit losses were as follows:

	2022	2021
Beginning allowance for credit losses	$(5,428)	$(5,530)
Provision	(12,013)	(4,583)
Charge-offs and recoveries	4,241	4,685
Allowance for credit losses as of December 31	$(13,200)	$(5,428)